Inventory (Notes)	12 Months Ended
Dec. 31, 2018
Disclosure of inventories [Abstract]
Inventory
Inventory
Inventory held in the normal course of business, which includes coal, emission credits, parts and materials, and natural gas, is valued at the lower of cost and net realizable value. Inventory held for trading, which includes natural gas and emission credits and allowances, is valued at fair value less costs to sell.
The components of inventory are as follows:

As at Dec. 31	2018	2017
Parts and materials	113	118
Coal	108	58
Deferred stripping costs	7	11
Natural gas	4	9
Purchased emission credits	10	23
Total	242	219

The change in inventory is as follows:

Balance, Dec. 31, 2016	213
Net addition	11
Change in foreign exchange rates	(5)
Balance, Dec. 31, 2017	219
Net addition	20
Change in foreign exchange rates	3
Balance, Dec. 31, 2018	242

No inventory is pledged as security for liabilities.